RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Transactions with Joint Venture, Associates, and Unconsolidated Entities

Transactions with joint venture, associates, and unconsolidated entities

	2015	2014
Accounts receivable and other assets	4,916	191,159
PT-ACS		15,114
Fundação PT		7,387
Sportinvest Multimédia		105,492
Siresp		40
Fibroglobal		48,134
Yunit		7,454
Contax		3,307
Other entities	4,916	4,231

	2015	2014
Accounts payable and other liabilities	53,246	68,259
PT-ACS		599
Fundação PT		2
Sportinvest Multimédia		291
Siresp		6
Fibroglobal		9,564
Yunit		669
Contax		41,832
TODO		5,587

Ability		7
Veotex		345
Hispamar	52,425	9,357
Other entities	821

	2015	2014
Revenue
Revenue from services rendered	67	31,873
Contax		30,754
TODO		1,026
Other entities	67	93

	2015	2014
Costs/expenses
Operating costs and expenses	(240,511)	(232,176)
PT-ACS		(3,887)
Sportinvest Multimédia		(669)
Fibroglobal		(10,974)
Veotex		(10,221)
TODO		(22,984)
Hispamar	(207,366)	(152,041)
Other entities	(33,145)	(31,400)